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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment :          [ ]; Amendment Number:   ___

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Atticus Management Limited
Address:      P.O. Box 100, Sydney Vane House, Admiral Park
              St. Peter Port
              Guernsey  GY13EL

Form 13F File Number:  028-12928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Charles Fortin
Title:        Attorney-in-Fact
Phone:        212-256-8000

Signature, Place, and Date of Signing:

Charles Fortin                New York, New York            November 13, 2009
------------------            ------------------            -----------------
[Signature]                     [City, State]                    [Date]


                                                     /s/ Charles Fortin*
                                            ------------------------------------
                                              (Manual Signature of Person Duly
                                              Authorized to Submit This Report)

                                            New York, New York November 13, 2009
                                            ------------------------------------
                                                 (Place and Date of Signing)

* Pursuant to a Power of Attorney attached hereto.

Report Type (Check only one):

[ ] FORM 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] FORM 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] FORM 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File No.        Filer Number Name
---     -----------------        -----------------
1.      028-11916                Atticus Capital LP